  UPAR Ultra Risk Parity ETF

  Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 22.7%	Shares	Value
Consumer Discretionary Products - 0.1%
Geberit AG	75	$49,711
Scotts Miracle-Gro Co.	405	24,628
		74,339

Consumer Staple Products - 0.4%
Austevoll Seafood ASA	1,368	14,521
Bakkafrost P/F	423	19,663
Bumitama Agri Ltd.	13,647	19,463
China Youran Dairy Group Ltd.(a)	30,657	15,094
Dekon Food And Agriculture Group - Class H	2,838	23,511
Fresh Del Monte Produce, Inc.	333	13,407
Fuji Oil Co. Ltd.	617	13,927
Leroy Seafood Group ASA	4,042	20,415
Salmar ASA	966	56,030
Schouw & Co A/S	180	18,346
Suedzucker AG	1,403	21,015
Tate & Lyle PLC	3,322	15,858
		251,250

Industrial Products - 2.5%
AGCO Corp.	520	60,252
Alamo Group, Inc.	83	13,693
CNH Industrial NV - Class A	9,284	102,124
Deere & Co.	2,001	1,127,163
First Tractor Co. Ltd.	10,693	11,361
Halma PLC	815	40,862
Husqvarna AB	4,039	15,700
IDEX Corp.	162	30,707
Kubota Corp.	8,058	124,448
Pentair PLC	370	32,231
Toro Co.	705	65,875
Xylem, Inc.	524	62,618
Zurn Elkay Water Solutions Corp.	365	16,367
		1,703,401

Industrial Services - 0.0%(b)
Tetra Tech, Inc.	550	16,566

Materials - 8.9%
Advanced Drainage Systems, Inc.	170	23,312
Antofagasta PLC	3,872	169,877
Aurubis AG	185	31,974
BHP Group Ltd., ADR	9,997	727,182
Boliden AB	1,118	57,002
Cameco Corp.	1,789	193,931

Capstone Copper Corp.(a)	3,008	$22,610
CF Industries Holdings, Inc.	1,086	141,006
China Nonferrous Mining Corp. Ltd.	16,569	24,282
China XLX Fertiliser Ltd.	8,977	12,492
CMOC Group Ltd.	90,486	185,815
Corteva, Inc.	4,668	390,758
Ecolab, Inc.	626	166,529
First Quantum Minerals Ltd.(a)	3,193	76,098
Fortescue Ltd.	12,004	166,979
Freeport-McMoRan, Inc.	5,627	330,755
Glencore PLC	46,970	350,268
GMK Norilskiy Nickel PAO, ADR(a)(c)	3,990	–
Hudbay Minerals, Inc.	1,527	31,874
Ivanhoe Mines Ltd. - Class A(a)	5,660	48,223
Jiangxi Copper Co. Ltd.	17,542	76,297
K+S AG	1,237	23,232
KWS Saat SE & Co KGaA	230	19,955
Lundin Mining Corp.	3,354	83,372
Lynas Rare Earths Ltd.(a)	3,890	52,437
Mineral Resources Ltd.(a)	715	26,253
MMG Ltd.(a)	49,402	45,494
Mosaic Co.	2,347	59,849
MP Materials Corp.(a)	670	32,334
NAC Kazatomprom JSC, GDR	1,084	84,552
NexGen Energy Ltd.(a)	2,621	30,313
Nutrien Ltd.	3,337	251,097
PhosAgro PJSC, GDR(a)(c)	1,126	—
PLS Group Ltd.(a)	10,907	38,247
Rio Tinto PLC, ADR	6,801	634,465
Sociedad Quimica y Minera de Chile SA - Class B, ADR(a)	1,807	146,259
South32 Ltd.	17,619	51,527
Southern Copper Corp.	3,245	558,250
Sumitomo Metal Mining Co. Ltd.	1,063	59,167
Teck Resources Ltd.	1,933	99,867
Uranium Energy Corp.(a)	2,035	27,473
Vale SA, ADR	18,251	290,373
Yara International ASA	1,771	102,541
		5,944,321

Oil & Gas - 9.3%
Aker BP ASA	1,337	49,563
BP PLC, ADR	5,531	259,957
Canadian Natural Resources Ltd.	4,318	209,967
Cenovus Energy, Inc.	4,049	107,118
Chevron Corp.	4,219	872,911
ConocoPhillips	2,544	335,808
Coterra Energy, Inc.	1,634	57,419
Devon Energy Corp.	1,332	67,026
Diamondback Energy, Inc.	625	123,619
Ecopetrol SA, ADR	4,554	68,264
Eni SpA, ADR	3,196	180,926

EOG Resources, Inc.	1,142	$165,099
EQT Corp.	1,289	82,032
Equinor ASA, ADR	5,358	226,108
Expand Energy Corp.	489	53,682
Exxon Mobil Corp.	8,830	1,498,098
Galp Energia SGPS SA	1,602	38,781
Gazprom PJSC, ADR(a)(c)	11,925	–
Imperial Oil Ltd.	1,039	135,657
Inpex Corp.	2,661	78,246
LUKOIL PJSC, ADR(a)(c)	818	–
Novatek PJSC, GDR(a)(c)	329	–
Occidental Petroleum Corp.	2,094	136,110
OMV AG(a)	688	50,100
Permian Resources Corp. - Class A	1,619	34,517
Repsol SA	2,259	64,160
Rosneft Oil Co. PJSC, GDR(a)(c)	10,479	–
Santos Ltd.	6,877	38,030
Shell PLC, ADR	5,847	543,771
Suncor Energy, Inc.	2,528	166,674
TotalEnergies SE, ADR	4,556	414,505
Tourmaline Oil Corp.	812	38,739
Woodside Energy Group Ltd.	3,834	92,038
YPF SA - Class D, ADR(a)	855	39,518
		6,228,443

Renewable Energy - 1.1%
Enphase Energy, Inc.(a)	773	29,227
Eos Energy Enterprises, Inc.(a)	2,860	14,186
First Solar, Inc.(a)	747	147,353
Flat Glass Group Co. Ltd. - Class H(a)	21,970	24,071
Fluence Energy, Inc. - Class A(a)	1,050	14,448
Goldwind Science & Technology Co. Ltd.	40,478	73,726
Guoxia Technology Co. Ltd.(a)	3,215	18,510
Hainan Drinda New Energy Technology Co. Ltd.(a)	4,703	16,328
Nextpower, Inc. - Class A(a)	936	112,835
Nordex SE(a)	1,108	58,138
Plug Power, Inc.(a)	7,771	17,563
Solv Energy, Inc. - Class A(a)	680	20,420
Sunrun, Inc.(a)	1,301	17,642
Vestas Wind Systems A/S	5,777	169,380
Xinyi Solar Holdings Ltd.	57,403	21,306
		755,133

Utilities - 0.4%
American Water Works Co., Inc.	428	58,247
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	1,529	46,664
Essential Utilities, Inc.	620	24,967
Severn Trent PLC	655	26,690
United Utilities Group PLC	1,485	25,751

Veolia Environnement SA	1,615	$60,774
		243,093

TOTAL COMMON STOCKS (Cost $11,877,932)		15,216,546

EXCHANGE TRADED FUNDS - 26.2%	Shares	Value
SPDR Gold MiniShares Trust(a)	109,976	10,193,676
Vanguard Extended Market ETF	11,580	2,383,164
Vanguard FTSE Developed Markets ETF	25,800	1,653,264
Vanguard FTSE Emerging Markets ETF	62,264	3,365,369
TOTAL EXCHANGE TRADED FUNDS (Cost $10,442,065)		17,595,473

U.S. TREASURY SECURITIES - 48.5%	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Indexed Bond	2.13%	02/15/2041	$2,195,170	2,129,639
U.S. Treasury Inflation Indexed Bond	0.75%	02/15/2042	3,820,221	2,952,364
U.S. Treasury Inflation Indexed Bond	0.63%	02/15/2043	3,784,296	2,798,138
U.S. Treasury Inflation Indexed Bond	1.38%	02/15/2044	4,158,828	3,449,397
U.S. Treasury Inflation Indexed Bond	0.75%	02/15/2045	4,042,831	2,913,714
U.S. Treasury Inflation Indexed Bond	1.00%	02/15/2046	4,105,716	3,056,621
U.S. Treasury Inflation Indexed Bond	0.88%	02/15/2047	3,759,246	2,677,341
U.S. Treasury Inflation Indexed Bond	1.00%	02/15/2048	3,450,399	2,488,505
U.S. Treasury Inflation Indexed Bond	1.00%	02/15/2049	2,819,052	2,004,249
U.S. Treasury Inflation Indexed Bond	0.25%	02/15/2050	2,416,341	1,374,819
U.S. Treasury Inflation Indexed Bond	0.13%	02/15/2051	2,256,200	1,205,200
U.S. Treasury Inflation Indexed Bond	0.13%	02/15/2052	2,169,719	1,132,951
U.S. Treasury Inflation Indexed Bond	1.50%	02/15/2053	1,342,571	1,034,568
U.S. Treasury Inflation Indexed Bond	2.13%	02/15/2054	2,362,250	2,092,188
U.S. Treasury Inflation Indexed Bond	2.38%	02/15/2055	1,295,653	1,209,216
TOTAL U.S. TREASURY SECURITIES (Cost $35,512,314)				32,518,910

SHORT-TERM INVESTMENTS - 0.0%(b)
Money Market Funds - 0.0%(b)	Shares	Value
First American Government Obligations Fund - Class X, 3.53%(d)	5,648	5,648

TOTAL SHORT-TERM INVESTMENTS (Cost $5,648)		5,648

TOTAL INVESTMENTS - 97.4% (Cost $57,837,959)		$65,336,577
Other Assets in Excess of Liabilities - 2.6%		1,737,612
TOTAL NET ASSETS - 100.0%		$67,074,189

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PLC	Public Limited Company
PJSC	Public Joint Stock Company

(a)	Non-income producing security.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.

UPAR Ultra Risk Parity ETF
Schedule of Futures Contracts
March 31, 2026 (Unaudited)

The UPAR Ultra Risk Parity ETF had the following futures contracts outstanding with Phillip Capital, Inc. and SNC Capital Management Corp. as of March 31, 2026:

FUTURES CONTRACTS - (2.1)%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Micro E-mini S&P 500 Index	296	06/18/2026	$9,724,710	$(275,904)
MSCI EAFE Index	20	06/19/2026	2,901,100	(43,205)
MSCI Emerging Markets Index	50	06/19/2026	3,636,500	(134,261)
U.S. Treasury 10 Year Note	156	06/18/2026	17,323,313	(353,488)
U.S. Ultra Long Bond	146	06/18/2026	17,018,125	(594,195)
Net Unrealized Appreciation (Depreciation)				$(1,401,053)